Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

Our consolidated financial statements have been prepared in accordance with International Financial Reporting Standards Accounting Standards, or IFRS Accounting Standards, as issued by the International Accounting Standards Board, or IASB.

Our consolidated financial statements have been prepared under the historical cost basis, except for financial instruments at fair value through profit or loss, or FVPL, investment properties and pension that are measured at fair values.

Our consolidated financial statements are presented in Philippine Peso, PLDT’s functional currency, and all values are rounded to the nearest million, except when otherwise indicated.

Our consolidated financial statements provide comparative information in respect of the previous period.
Revisions of Prior Period Financial Statements

Revisions of Prior Period Financial Statements

The Group revised the prior period financial statements, as disclosed below, primarily to revise the recycling of “Net fair value losses on cash flow hedges” to “Other income (expense) – Gains (losses) on derivative financial instruments – net.” In accordance with the United States Securities and Exchange Commission (U.S. SEC) Staff Accounting Bulletin (SAB) No. 99, “Materiality,” and U.S. SEC SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the impact was immaterial to our previously filed financial statements on an annual basis and has no impact to the Group’s cash flows or key operating metrics, including EBITDA, EBIT, Telco Core income and Core income. The Group has revised the comparative annual periods of fiscal year 2024 and 2023 consolidated financial statements and related notes included herein.

Our hedge accounting processes were designed with the involvement of a hedge accounting specialist and have been subject to regular review as part of the Group’s financial reporting and audit processes.

The Group implemented hedge accounting in accordance with IFRS 9, supported by consultation with technical experts. Upon a subsequent detailed review of hedge effectiveness, the amounts previously recycled to profit or loss have exceeded the amount of fair value losses on cash flow hedges in other comprehensive loss.

Similarly, the matter does not affect the dividend payout to shareholders and management incentives, which are also computed based on our telco core income. The matter is technical in nature and does not trigger, nor is it subject to, any clawback or recovery provisions.

Consolidated balance sheet/Consolidated statement of changes in equity

	December 31, 2024			December 31, 2023			January 1, 2023
	As reported	Reclassification	As revised	As reported	Reclassification	As revised	As reported	Reclassification	As revised
Retained earnings	33,901	(4,659)	29,242	22,020	(3,047)	18,973	18,799	(1,722)	17,077
Other comprehensive loss	(43,892)	4,659	(39,233)	(42,212)	3,047	(39,165)	(35,482)	1,722	(33,760)

Consolidated income statements

	December 31, 2024			December 31, 2023
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Other expenses – net	7,794	2,149	9,943	4,217	1,767	5,984
Income before income tax from continuing operations	42,693	(2,149)	40,544	36,477	(1,767)	34,710
Provision for income tax	10,138	(537)	9,601	9,612	(442)	9,170
Net income from continuing operations/Net income	32,555	(1,612)	30,943	26,865	(1,325)	25,540
Net income attributable to equity holders of PLDT	32,307	(1,612)	30,695	26,614	(1,325)	25,289
Earnings per share attributable to common equity holders of PLDT (Basic/Diluted)	149.26	(7.46)	141.80	122.91	(6.14)	116.77
Earnings per share from continuing operations attributable to common equity holders of PLDT (Basic/Diluted)	149.26	(7.46)	141.80	123.10	(6.14)	116.96

Consolidated statements of comprehensive income

	December 31, 2024			December 31, 2023
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Foreign currency translation differences of subsidiaries	81	(174)	(93)	(23)	(131)	(154)
Net transactions on cash flow hedges:	(1,547)	1,786	239	(1,256)	1,456	200
Net fair value losses on cash flow hedges	(2,063)	2,382	319	(1,674)	1,941	267
Income tax related to fair value adjustments charged directly to equity	516	(596)	(80)	418	(485)	(67)

Net other comprehensive loss to be reclassified to profit or loss in subsequent years	(1,466)	1,612	146	(1,279)	1,325	46

Total other comprehensive income (loss) – net of tax	(1,740)	1,612	(128)	(6,745)	1,325	(5,420)

The matter has no impact to the consolidated statement of cash flows as the adjustments will offset among related accounts within the net cash flows from operating activities.

Basis of Consolidation

Basis of Consolidation

Our consolidated financial statements include the financial statements of PLDT and the following subsidiaries (collectively, the “PLDT Group”) as at December 31, 2025 and 2024:

			2025		2024
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect
Wireless
Smart:	Philippines	Cellular mobile services	100.0	—	100.0	—
Smart Broadband, Inc., or SBI, and Subsidiary	Philippines	Internet broadband distribution services	—	100.0	—	100.0
Primeworld Digital Systems, Inc., or PDSI	Philippines	Internet broadband distribution services	—	100.0	—	100.0
I-Contacts Corporation(a)	Philippines	Operations support servicing business	—	100.0	—	100.0
Far East Capital Limited, or FECL(a)	Cayman Islands	Cost effective offshore financing and risk management activities for Smart	—	100.0	—	100.0
PH Communications Holdings Corporation(a)	Philippines	Investment company	—	100.0	—	100.0
Connectivity Unlimited Resource Enterprise, Inc.(a)	Philippines	Cellular mobile services	—	100.0	—	100.0
Francom Holdings, Inc.(a)	Philippines	Investment company	—	100.0	—	100.0
Chikka Holdings Limited, or Chikka, and Subsidiaries, or Chikka Group(a)	British Virgin Islands	Content provider, mobile applications development and services	—	100.0	—	100.0
Wifun, Inc.(a)	Philippines	Software developer and selling of WiFi access equipment	—	100.0	—	100.0
PLDT Global, Inc.	Philippines	Cross-border digital platforms and other allied services	100.0	—	100.0	—
ACeS Philippines Cellular Satellite Corporation, or ACeS Philippines(a)	Philippines	Satellite information and messaging services	88.5	11.5	88.5	11.5
Digitel Mobile Philippines, Inc., or DMPI, (a wholly-owned subsidiary of Digitel)	Philippines	Cellular mobile services	—	99.6	—	99.6
Fixed Line
PLDT Clark Telecom, Inc., or ClarkTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Subic Telecom, Inc., or SubicTel(a)	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Global Corporation, or PLDT Global, and Subsidiaries	British Virgin Islands	Telecommunications services	100.0	—	100.0	—
PLDT-Philcom, Inc., or Philcom, and Subsidiaries, or Philcom Group(a)	Philippines	Telecommunications services	100.0	—	100.0	—
Talas Data Intelligence, Inc.(a)	Philippines	Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation	100.0	—	100.0	—
Multisys Technologies Corporation, or Multisys(b)	Philippines	Software development and IT solutions services	—	50.7	—	45.7

(a)
Ceased commercial operations.
(b)
On January 5, 2024, PLDT Global Investments Holdings, Inc., or PGIH, sold 227 common shares of Multisys, thereby decreasing its ownership from 50.72% to 45.73%. On April 2, 2025, PGIH entered into a share purchase agreement to buy 228 common shares thereby increasing its ownership from 45.73% to 50.74%.

			2025		2024
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect

ePLDT, Inc., or ePLDT:	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	100.0	—	100.0	—
IP Converge Data Services, Inc., or IPCDSI, and Subsidiary, or IPCDSI Group	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
Curo Teknika, Inc., or Curo(a)	Philippines	Managed IT outsourcing	—	100.0	—	100.0
ABM Global Solutions, Inc., or AGS, and Subsidiaries, or AGS Group(a)	Philippines	Internet-based purchasing, IT consulting and professional services	—	100.0	—	100.0
ePDS, Inc., or ePDS(a)	Philippines	Bills printing and other related value-added services, or VAS	—	100.0	—	100.0
netGames, Inc.(a)	Philippines	Gaming support services	—	57.5	—	57.5
MVP Rewards Loyalty Solutions, Inc., or MRSI(a)	Philippines	Full-services customer rewards and loyalty programs	—	100.0	—	100.0
VITRO, Inc., or Vitro	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
ePLDT Capital Investment Pte. Ltd. or ePLDT Capital	Singapore	Investment holding and acquisition of companies	—	100.0	—	100.0
Digitel	Philippines	Telecommunications services	99.6	—	99.6	—
Digitel Information Technology Services, Inc.(a)	Philippines	Internet services	—	99.6	—	99.6
PLDT-Maratel, Inc., or Maratel(a)	Philippines	Telecommunications services	98.0	—	98.0	—
Bonifacio Communications Corporation, or BCC	Philippines	Telecommunications, infrastructure and related VAS	75.0	—	75.0	—
Pilipinas Global Network Limited, or PGNL, and Subsidiaries	British Virgin Islands	International distributor of Filipino channels and content	64.6	—	64.6	—
Others
PLDT Global Investments Holdings, Inc., or PGIH	Philippines	Investment company	100.0	—	100.0	—
PLDT Digital Investments Pte. Ltd., or PLDT Digital, and Subsidiaries	Singapore	Investment company	100.0	—	100.0	—
PLDT Communications and Energy Ventures, Inc., or PCEV	Philippines	Investment company	—	99.9	—	99.9
(a)
Ceased commercial operations.

The financial statements of our subsidiaries are prepared for the same reporting period as PLDT. We prepare our consolidated financial statements using uniform accounting policies for like transactions and other events with similar circumstances.

Additional Investment in Maya Innovations Holdings Pte. Ltd. (MIH)

On April 5, 2024, PCEV paid the subsequent consideration of US$15.3 million or Php857 million for 6.7 million MIH Class C2 convertible preferred shares and received warrants for 2.7 million shares valued at Php152 million, resulting in an increase of PCEV's ownership in MIH from 36.97% to 37.66%.

See Note 11 – Investment in Associates and Joint Venture – Investment in Associates.

Investment in Multisys

On January 5, 2024, PGIH entered into a Share Purchase Agreement for the sale of 227 common shares of Multisys, representing a 4.99% interest, for a total consideration of Php270 million. The transaction was completed and fully paid on January 12, 2024. Following this sale, PGIH retained ownership of 2,080 common shares representing 45.73% equity interest in Multisys. Pursuant to the Restated Shareholders’ and related Amendment Agreement signed on January 30, 2024 and March 1, 2024, respectively, PGIH remains entitled to nominate three out of the five directors in Multisys, who manage and control the operations of Multisys. Consequently, the results of operation and financial position of Multisys continue to be consolidated with the PLDT Group.

On April 2, 2025, PGIH entered into a Share Purchase Agreement for the purchase of 228 common shares of Multisys, representing a 5.01% interest, for a total consideration of Php257.5 million. The transaction was completed on April 5, 2025. Following this acquisition, PGIH owns 2,308 common shares representing 50.74% equity interest in Multisys. On
April 16, 2025 and December 16, 2025, PGIH partially paid Php150 million and Php94.6 million, respectively, out of the total consideration. The balance of Php12.9 million remains outstanding as at December 31, 2025.

Investment in Kayana Solutions Inc., or Kayana (formerly Limitless Growth Ventures, Inc.)

In March 2024, PLDT invested in Kayana, to serve as a digital entity designed to harness the data assets of the MVP Group of Companies and provide a platform for a Group-wide digitalization initiatives. This collaboration marks the first step in a collective effort aimed at creating new growth opportunities and value within the MVP Group of Companies.

Kayana will leverage a technology platform capable of enabling the MVP Group of Companies to scale operations and achieve seamless integration of services and capabilities. Additionally, payments and rewards systems are expected to play a pivotal role in enhancing the overall user experience.

As at September 27, 2024, PLDT has invested a total of Php840 million in Kayana representing 60% equity interest.

On September 30, 2024, Kayana entered into share subscription agreements with its shareholders, wherein PLDT subscribed to additional common shares equivalent to Php46.5 million and the remaining shareholders subscribed to additional shares equivalent to Php523.5 million. As a result, PLDT’s equity ownership in Kayana was reduced to 45%, leading PLDT to account for its remaining interest as an investment in associate.

On September 1, 2025, Kayana entered into another share subscription agreement with its shareholders, wherein PLDT subscribed to additional common shares equivalent to Php594 million. PLDT’s equity ownership in Kayana remained at 45%. as at December 31, 2025, the subscription remains unpaid.

The following summarizes the subscription agreements entered into by PLDT with Kayana:

Date	Number of Shares Acquired
(in millions)
March 24, 2024	754.5
September 27, 2024	85.5
September 30, 2024	46.5
September 1, 2025	594.0
1,480.5

As at December 31, 2025 and 2024, the carrying value of PLDT’s investment in Kayana amounted to Php1,355 million and Php853 million, respectively. See Note 11 – Investment in Associates and Joint Venture – Investment in Associates.

Reduction of Capital in PLDT Capital Pte Ltd., or PLDT Capital

On May 6, 2024, the Directors of PLDT Capital approved the reduction of its issued and paid-up share capital from
Php891 million, comprising 26,773,606 ordinary shares, to Php1 million, comprising 30,058 fully paid ordinary shares. The Accounting and Corporate Regulatory Authority of Singapore approved the capital reduction of PLDT Capital on
July 12, 2024.

Discontinued Operations

In 2023, ePLDT completed the winding down of operations of certain subsidiaries. As a result, the operations of these discontinued ePLDT subsidiaries were classified as discontinued operations in the consolidated income statements.

The results of the operations of the discontinued ePLDT subsidiaries, net of intercompany transactions, for the year ended December 31, 2023 is as follows:

2023
(in million pesos)
Revenues	107
Expenses:
General operating costs	168
Depreciation and amortization	21
Cost of contract-specific services	3
192
Net operating loss	(85)

Other income (expenses):
Foreign exchange gains – net	4
Interest income	1
Financing costs	(2)
Others	41
44
Loss before and after tax from discontinued operations	(41)
Loss per share (Note 8):
Basic/Diluted	(0.19)

The net cash flows generated by (used in) the discontinued ePLDT subsidiaries, net of intercompany transactions, for the year ended December 31, 2023 are as follows:

2023
(in million pesos)
Operating activities	(120)
Investing activities	31
Financing activities	(50)
Net effect of foreign exchange rate changes on cash and cash equivalents	8
Net cash outflows	(131)

New Standards, Interpretations and Amendments

New Standards, Interpretations and Amendments

New Standards, Interpretations and Amendments

The accounting policies adopted are consistent with those of the previous financial year, except for the adoption of new amendment effective in 2025. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Unless otherwise indicated, adoption of this new amendment did not have a material impact on the consolidated financial statements of the PLDT Group:

•
Amendments to IAS 21, Lack of Exchangeability

Business Combinations and Goodwill

Business Combinations and Goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value, and the amount of any noncontrolling interest in the acquiree. For each business combination, we elect whether to measure the components of the noncontrolling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in general operating costs.

When we acquire a business, we assess the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, the previously held equity interest is remeasured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. The fair value of previously held equity interest is then included in the amount of total consideration transferred.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument within the scope of IFRS 9 is measured at fair value with the changes in fair value recognized in profit or loss. In accordance with IFRS 9, the contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for noncontrolling interests and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, we reassess whether we correctly identified all of the assets acquired and all of the liabilities assumed and review the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain on a bargain purchase is recognized in profit or loss.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we report in our consolidated financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, which is no longer than one year from the acquisition date, the provisional amounts recognized at acquisition date are retrospectively adjusted to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. During the measurement period, we also recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of our cash-generating units, or CGUs, that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill acquired in a business combination has yet to be allocated to identifiable CGUs because the initial accounting is incomplete, such provisional goodwill is not tested for impairment unless indicators of impairment exist and we can reliably allocate the carrying amount of goodwill to a CGU or group of CGUs that are expected to benefit from the synergies of the business combination.

Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the disposed operation and the portion of the CGU retained.

Investments in Associates

Investments in Associates

Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The cost of the investments includes directly attributable transaction costs. The details of our investments in associates are disclosed in Note 11 – Investments in Associates and Joint Ventures – Investments in Associates.

Where there has been a change recognized directly in the equity of the associate, we recognize our share in such change and disclose this, when applicable, in our consolidated statements of comprehensive income and consolidated statements of changes in equity. Unrealized gains and losses resulting from our transactions with and among our associates are eliminated to the extent of our interests in those associates.

Our share in the profits or losses of our associates is included under “Other Expenses - Net” in our consolidated income statements. This is the profit or loss attributable to equity holders of the associate and net of the noncontrolling interest in the subsidiaries of the associate.

Joint Arrangements

Joint Arrangements

When necessary, adjustments are made to bring the accounting policies of the joint venture in line with our policies. The details of our investments in joint ventures are disclosed in Note 11 – Investments in Associates and Joint Ventures – Investments in Joint Ventures.

Adjustments are made in our consolidated financial statements to eliminate our share of unrealized gains and losses on transactions between us and our joint venture. Our investment in the joint venture is carried at equity method until the date on which we cease to have joint control over the joint venture.

Upon loss of joint control over the joint venture, we measure and recognize our retained investment at fair value. Any difference between the carrying amount of the former joint venture upon loss of joint control and the fair value of the remaining investment and proceeds from disposal is recognized in profit or loss. When the remaining investment constitutes significant influence, it is accounted for as an investment in an associate with no remeasurement.

Foreign Currency Transactions and Translations

Foreign Currency Transactions and Translations

Our consolidated financial statements are presented in Philippine Peso, which is also the Parent Company’s functional currency. The Philippine Peso is the currency of the primary economic environment in which we operate. This is also the currency that mainly influences the revenue from and cost of rendering products and services. Each entity in our Group determines its own functional currency and items included in the separate financial statements of each entity are measured using that functional currency.

The functional and presentation currency of the entities under the PLDT Group (except for the subsidiaries discussed below) is the Philippine Peso.

Transactions in foreign currencies are initially recorded by entities under our Group at the respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency closing rate of exchange prevailing at the end of the reporting period. All differences arising on settlement or translation of monetary items are recognized in our consolidated income statements except for foreign exchange differences that qualify as capitalizable borrowing costs for qualifying assets. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions.
Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. The gain or loss arising from transactions of non-monetary items measured at fair value is treated in line with the recognition of this gain or loss on the change in fair value of the items (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of PLDT Global and certain of its subsidiaries, and PGNL and certain of its subsidiaries is the U.S. Dollar. As at the reporting date, the assets and liabilities of these subsidiaries are translated into Philippine Peso at the rate of exchange prevailing at the end of the reporting period, and income and expenses of these subsidiaries are translated monthly using the weighted average exchange rate for the month. The exchange differences arising on translation are recognized as a separate component of other comprehensive income as cumulative translation adjustments. Upon disposal of these subsidiaries, the amount of deferred cumulative translation adjustments recognized in other comprehensive income relating to subsidiaries is recognized in our consolidated income statements.

Foreign exchange gains or losses of the Parent Company and our Philippine-based subsidiaries are treated as taxable income or deductible expenses in the period such exchange gains or losses are realized.

Assets Classified as Held-for-Sale

Assets Classified as Held-for-Sale

We classify assets as held-for-sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Assets classified as held-for-sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held-for-sale classification are regarded as met only when the sale is highly probable, and the asset is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale is expected to be completed within one year from the date of the classification.

Property and equipment and intangible assets are not depreciated or amortized once classified as held-for-sale.

Assets and liabilities classified as held-for-sale are presented separately as current items in the consolidated statements of financial position.

Additional disclosures are provided in Note 9 – Property and Equipment – Sale and Leaseback of Telecom Towers and
Note 10 – Leases. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Financial Instruments

Financial Instruments

Financial Instruments – Initial recognition and subsequent measurement

Classification of financial assets

Financial assets are classified in their entirety based on the contractual cash flows characteristics of the financial assets and our business model for managing the financial assets. We classify our financial assets into the following measurement categories:

•
Financial assets measured at amortized cost;
•
Financial assets measured at FVPL;
•
Financial assets measured at fair value through other comprehensive income, or FVOCI, where cumulative gains or losses previously recognized are reclassified to profit or loss; and
•
Financial assets measured at FVOCI, where cumulative gains or losses previously recognized are not reclassified to profit or loss.

Contractual cash flows characteristics

In order for us to identify the measurement of our debt financial assets, a solely payments of principal and interest, or SPPI, test needs to be initially performed in order to determine whether the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Once a debt financial asset passed the SPPI test, business model assessment, which identifies our objective of holding the financial assets – hold to collect or hold to collect and sell, will be performed. If both of the conditions are met, the financial asset shall be measured either at FVOCI, if the business model is to hold to collect and sell, or amortized cost, if the business model is to hold to collect. Otherwise, it shall be measured at FVPL.

In making the assessment, we determine whether the contractual cash flows are consistent with a basic lending arrangement, i.e., interest includes consideration only for the time value of money, credit risk and other basic lending risks and costs associated with holding the financial asset for a particular period of time. In addition, interest can include a profit margin that is consistent with a basic lending arrangement. The assessment as to whether the cash flows meet the SPPI test is made in the currency in which the financial asset is denominated. Any other contractual terms that introduce exposure to risks or volatility in the contractual cash flows that is unrelated to a basic lending arrangement, such as exposure to changes in equity prices or commodity prices, do not give rise to contractual cash flows that are solely payments of principal and interest on the principal amount outstanding.

Business model

Our business model is determined at a level that reflects how groups of financial assets are managed together to achieve a particular business objective. Our business model does not depend on management’s intentions for an individual instrument.

Our business model refers to how we manage our financial assets in order to generate cash flows. Our business model determines whether cash flows will result from collecting contractual cash flows, collecting contractual cash flows and selling financial assets or neither.

Financial assets at amortized cost

These financial assets are initially recognized at fair value plus directly attributable transaction costs and subsequently measured at amortized cost using the effective interest rate, or EIR, method, less any impairment in value. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees and costs that are an integral part of the EIR. The amortization is included in ‘Other expenses – net’ in our consolidated income statements and is calculated by applying the EIR to the gross carrying amount of the financial asset, except for (i) purchased or originated credit-impaired financial assets and (ii) financial assets that have subsequently become credit-impaired, where, in both cases, the EIR is applied to the amortized cost of the financial asset. Losses arising from impairment are recognized in ‘Asset impairment’ in our consolidated income statements.

Our financial assets at amortized cost include debt instruments at amortized cost, cash and cash equivalents, short-term investments, trade and other receivables, and other financial assets as at December 31, 2025 and 2024. See
Note 12 – Debt Instruments at Amortized Cost, Note 15 – Cash and Cash Equivalents, Note 16 – Trade and Other Receivables and Note 27 – Financial Assets and Liabilities.

Financial assets at FVPL

Financial assets at FVPL are measured at fair value. Included in this classification are derivative financial assets, equity investments held for trading and debt instruments with contractual terms that do not represent solely payments of principal and interest. Financial assets held at FVPL are initially recognized at fair value, with transaction costs recognized in our consolidated income statements as incurred. Subsequently, they are measured at fair value and any gains or losses are recognized in our consolidated income statements.

Additionally, even if the asset meets the amortized cost or the FVOCI criteria, we may choose at initial recognition to designate the financial asset at FVPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency (an accounting mismatch) that would otherwise arise from measuring financial assets on a different basis.

Trading gains or losses are calculated based on the results arising from trading activities of the PLDT Group, including all gains and losses from changes in fair value for financial assets and financial liabilities at FVPL, and the gains or losses from disposal of financial investments.

Our financial assets at FVPL include derivative financial assets and equity investments as at December 31, 2025 and 2024. See Note 27 – Financial Assets and Liabilities.

Classification of financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Financial liabilities are subsequently measured at amortized cost, except for the following:

•
Financial liabilities measured at FVPL;
•
Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when we retain continuing involvement;
•
Financial guarantee contracts;
•
Commitments to provide a loan at a below-market interest rate; and
•
Contingent consideration recognized by an acquirer in accordance with IFRS 3.

A financial liability may be designated at FVPL if it eliminates or significantly reduces a measurement or recognition inconsistency (an accounting mismatch) or:

•
If a host contract contains one or more embedded derivatives; or
•
If a group of financial liabilities or financial assets and liabilities is managed and its performance evaluated on a fair value basis in accordance with a documented risk management or investment strategy.

Where a financial liability is designated at FVPL, changes in fair value attributable to our own credit quality which is calculated by determining the changes in credit spreads above observable market interest rates are recognized in other comprehensive income, unless this treatment would create or enlarge an accounting mismatch, in which case they are recognized in profit or loss.

Our financial liabilities at FVPL include derivative financial liabilities and liability from redemption of preferred stock as at December 31, 2025 and 2024. See Note 19 – Equity – Redemption of Preferred Stock, Note 23 – Accrued Expenses and Other Current Liabilities and Note 27 – Financial Assets and Liabilities.

Our financial liabilities at amortized costs include interest-bearing financial liabilities, lease liabilities, customers’ deposits, dividends payable, certain accounts payable, certain accrued expenses and other current liabilities and certain deferred credits and other noncurrent liabilities, (except for statutory payables) as at December 31, 2025 and 2024. See Note 10 – Leases, Note 20 – Interest-bearing Financial Liabilities, Note 21 – Deferred Credits and Other Noncurrent Liabilities,
Note 22 – Accounts Payable, Note 23 – Accrued Expenses and Other Current Liabilities and Note 27 – Financial Assets and Liabilities.

Reclassifications of financial instruments

We reclassify our financial assets when, and only when, there is a change in the business model for managing the financial assets. Reclassifications shall be applied prospectively, and any previously recognized gains, losses or interest shall not be restated.

We do not reclassify our financial assets when:

•
A financial asset that was previously a designated and effective hedging instrument in a cash flow hedge or net investment hedge no longer qualifies as such;
•
A financial asset becomes a designated and effective hedging instrument in a cash flow hedge or net investment hedge; and
•
There is a change in measurements on credit exposures measured at FVPL.

We do not reclassify our financial liabilities.

Offsetting of Financial Instruments

Offsetting of Financial Instruments

Financial assets and liabilities are offset, and the net amount is reported in the consolidated statements of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts; and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously. We assess that it has a currently enforceable right of offset if the right is not contingent on a future event and is legally enforceable in the normal course of business, event of default, and event of insolvency or bankruptcy of the Group and all of the counterparties.

Impairment of Financial Assets

Impairment of Financial Assets

We recognize expected credit losses, or ECL for debt instruments that are measured at amortized cost and FVOCI.

No ECL is recognized on financial assets at FVPL.

ECLs are measured in a way that reflects the following:

•
An unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;
•
The time value of money; and
•
Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

Financial assets migrate through the following three stages based on the change in credit quality since initial recognition:

Stage 1: 12-month ECL – not credit impaired

For credit exposures where there have not been significant increases in credit risk since initial recognition and that are not credit-impaired upon origination, the portion of lifetime ECLs representing the ECLs that result from all possible default events within the 12-months after the reporting date are recognized.

Stage 2: Lifetime ECL – not credit-impaired

For credit exposures where there have been significant increases in credit risk since initial recognition on an individual or collective basis but are not credit-impaired, lifetime ECLs representing the ECLs that result from all possible default events over the expected life of the financial asset are recognized.

Stage 3: Lifetime ECL – credit-impaired

Financial assets are credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of those financial assets have occurred. For these credit exposures, lifetime ECLs are recognized and interest revenue is calculated by applying the credit-adjusted EIR to the amortized cost of the financial asset.

Loss Allowances

Loss allowances are recognized based on 12-month ECL for debt instruments that are assessed to have low credit risk at the reporting date. A financial asset is considered to have low credit risk if:

•
The financial instrument has a low risk of default;
•
The counterparty has a strong capacity to meet its contractual cash flow obligations in the near term; and
•
Adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the counterparty to fulfill its contractual cash flow obligations.

We consider a debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.

The loss allowances recognized in the period is impacted by a variety of factors, as described below:

•
Transfers between Stage 1 and Stage 2 and 3 due to the financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent “step up” (or “step down”) between 12-month and lifetime ECL;
•
Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments derecognized in the period;
•
Impact on the measurement of ECL due to changes in probability of defaults, or PDs, loss given defaults, or LGDs, and exposure at defaults, or EADs, in the period, arising from regular refreshing of inputs to models;
•
Impacts on the measurement of ECL due to changes made to models and assumptions;
•
Unwinding of discount within ECL due to passage of time, as ECL is measured on a present value basis; and
•
Financial assets derecognized during the period and write-offs of allowances related to assets that were written off during the period.

Write-off Policy

We write-off a financial asset measured at amortized cost, in whole or in part, when the asset is considered uncollectible, and we have exhausted all practical recovery efforts and concluded that we have no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. We write-off an account when all of the following conditions are met:

•
The asset is past due for over 90 days, or is already an item-in-litigation with any of the following:
a)
No properties of the counterparty could be attached
b)
The whereabouts of the client cannot be located
c)
It would be more expensive for the Group to follow-up and collect the amount, hence we have ceased enforcement activity, and
d)
Collections can no longer be made due to insolvency or bankruptcy of the counterparty;
•
Expanded credit arrangement is no longer possible;
•
Filing of legal case is not possible; and
•
The account has been classified as ‘Loss’.

Simplified Approach

The simplified approach, where changes in credit risk are not tracked and loss allowances are measured at amounts equal to lifetime ECL, is applied to ‘Trade and other receivables’ and ‘Contract assets’. We have established a provision matrix for billed trade receivables and a vintage analysis for contract assets and unbilled trade receivables that is based on historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Derecognition of Financial Assets and Liabilities

Derecognition of Financial Assets and Liabilities

Financial assets

A financial asset (or where applicable as part of a financial asset or part of a group of similar financial assets) is primarily derecognized when: (1) the right to receive cash flows from the asset has expired; or (2) we have transferred the right to receive cash flows from the asset or have assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either: (a) we have transferred substantially all the risks and rewards of the asset; or (b) we have neither transferred nor retained substantially all the risks and rewards of the asset, but have transferred control of the asset.

Financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or has expired.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in consolidated income statements.

The financial liability is also derecognized when equity instruments are issued to extinguish all or part of the financial liability. The equity instruments issued are recognized at fair value if it can be reliably measured, otherwise, it is recognized at the fair value of the financial liability extinguished. Any difference between the fair value of the equity instruments issued and the carrying value of the financial liability extinguished is recognized in consolidated income statements.

Derivative Financial Instruments and Hedge Accounting

Derivative Financial Instruments and Hedge Accounting

Initial recognition and subsequent measurement

We use derivative financial instruments, such as foreign currency options and forward currency contracts to hedge its risk associated with foreign currency fluctuations. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

The fair value of foreign currency options and forward currency contracts is determined using applicable valuation techniques. See Note 27 – Financial Assets and Liabilities.

Any gains or losses arising from changes in fair value on derivatives during the period that do not qualify for hedge accounting are taken directly to the “Other income (expense) – Gains (losses) on derivative financial instruments – net” in our consolidated income statements.

Cash flow hedges which meet the criteria for hedge accounting are accounted for as follows:

The effective portion of the gain or loss on the hedging instrument is recognized in other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. See Note 27 – Financial Assets and Liabilities for more details.

Amounts taken to other comprehensive income are transferred to our consolidated income statements when the hedged transaction affects our consolidated income statements, such as when the hedged financial income or financial expense is recognized or when a forecast transaction occurs. Where the hedged item is the cost of a non-financial asset or non-financial liability, the amounts taken to other comprehensive income are transferred to the initial carrying amount of the non-financial asset or liability.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in other comprehensive income are transferred to our consolidated income statements. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked, amounts previously recognized in other comprehensive income remain in other comprehensive income until the forecast transaction or firm commitment occurs.

We use a long-term foreign currency options agreement to hedge our foreign exchange exposure on certain outstanding loan balances. See Note 27 – Financial Assets and Liabilities.

Property and Equipment

Property and Equipment

Property and equipment, except for land, is stated at cost less accumulated depreciation and any accumulated impairment losses. Land is stated at cost less any impairment in value. The initial cost of property and equipment comprises its purchase price, including import duties and non-refundable purchase taxes and any directly attributable costs of bringing the property and equipment to its working condition and location for its intended use. Such cost includes the cost of replacing component parts of the property and equipment when the cost is incurred, if the recognition criteria are met. When significant parts of property and equipment are required to be replaced at intervals, we recognize such parts as individual assets with specific useful lives and depreciate them accordingly. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the property and equipment as a replacement if the recognition criteria are satisfied. All other repairs and maintenance costs are recognized as expenses as incurred. The present value of the expected cost for the decommissioning of the asset after use is included in the cost of the asset if the recognition criteria for a provision are met.

Depreciation commences once the property and equipment are available for their intended use and are calculated on a straight-line basis over the estimated useful lives of the assets. The estimated useful lives used in depreciating our property and equipment are disclosed in Note 9 – Property and Equipment.

The residual values, the estimated useful lives, and methods of depreciation are reviewed at least at each financial year-end and adjusted prospectively, if appropriate.

An item of property and equipment and any significant part initially recognized are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in our consolidated income statements when the asset is derecognized.

Property under construction is stated at cost less any impairment in value. This includes the cost of construction, property and equipment not ready for intended use, capitalizable borrowing costs and other direct costs associated with construction. Property under construction is not depreciated until such time that the relevant assets are completed and available for its intended use.

Property under construction is transferred to the related property and equipment when the construction or installation and related activities necessary to prepare the property and equipment for their intended use have been completed, and the property and equipment are ready for operational use.

Borrowing Costs

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Asset Retirement Obligations

Asset Retirement Obligations

We are legally required under various lease agreements to dismantle the installation on leased sites and restore such sites to their original condition at the end of the contract lease term. We recognize the liability measured at the present value of the estimated costs of these obligations and capitalize such costs as part of the balance of the related item of property and equipment and right-of-use asset. The amount of asset retirement obligations is accreted and such accretion is recognized as interest expense. See Note 10 – Leases and Note 21 – Deferred Credits and Other Noncurrent Liabilities.

Intangible Assets

Intangible Assets

Intangible assets acquired separately are measured at cost on initial recognition. The cost of intangible assets acquired from business combinations is initially recognized at fair value on the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed at the individual asset level as either finite or indefinite.

Intangible assets with finite lives are amortized over the economic useful life using the straight-line method and assessed for impairment whenever there is an indication that the intangible assets may be impaired. At the minimum, the amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in our consolidated income statements.

Intangible assets with indefinite useful lives are not amortized but are tested for impairment annually either individually or at the CGU level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis.

The estimated useful lives used in amortizing our intangible assets are disclosed in Note 14 – Goodwill and Intangible Assets.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in our consolidated income statements when the asset is derecognized.

Internally generated intangibles are not capitalized, and the related expenditures are charged against operations in the period in which the expenditures are incurred.

Investment Properties

Investment Properties

Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are stated at fair value, which reflects market conditions at the reporting date. Gains or losses arising from changes in the fair values of investment properties are included in profit or loss in the period in which they arise, including the corresponding tax effect. Fair values are determined based on an annual valuation performed by accredited external independent valuers applying a valuation model.

Investment properties are derecognized either when they have been disposed of (i.e., at the date the recipient obtains control) or when they are permanently withdrawn from use and no future economic benefit is expected from their disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss in the period of derecognition. In determining the amount of consideration from the derecognition of investment property, we consider the effects of variable consideration, existence of a significant financing component, non-cash consideration, and consideration payable to the buyer (if any).

Transfers are made to, or from, investment property when, and only when there is a change in use.

For a transfer from investment property to owner-occupied property, the deemed cost for subsequent accounting is the fair value at the date of change in use.

If owner-occupied property becomes an investment property, we account for such property in accordance with IAS 16, Property and Equipment. The difference between the carrying amount of the property in accordance with IAS 16 and its fair value is treated the same way as revaluation in accordance with IAS 16. Any resulting decrease in the carrying amount of the property is recognized in profit or loss. However, to the extent that an amount is included in revaluation surplus for that property, the decrease in recognized in other comprehensive income and reduces the revaluation surplus within equity. Any resulting increase in the carrying amount is recognized in profit or loss to the extent that the increase reverses a previous impairment loss for that property. The amount recognized in profit or loss does not exceed the amount needed to restore the carrying amount to the carrying amount that would have been determined (net of depreciation) had no impairment loss been recognized. Any remaining part of the increase in carrying amount is recognized in other comprehensive income and increases the revaluation surplus within equity. On subsequent disposal of the investment property, the revaluation surplus included in equity may be transferred to retained earnings. The transfer from revaluation surplus to retained earnings is not made through profit or loss.

Inventories and Supplies

Inventories and Supplies

Inventories and supplies, which include cellular and landline phone units, materials, spare parts, terminal units and accessories, are valued at the lower of cost and net realizable value.

Costs incurred in bringing inventories and supplies to its present location and condition are accounted for using the weighted average cost method. Net realizable value is determined by either estimating the selling price in the ordinary course of business, less the estimated cost to sell or determining the prevailing replacement costs.

Impairment of Non-Financial Assets

Impairment of Non-Financial Assets

We assess at each reporting period whether there is an indication that an asset may be impaired. If any indication exists, or when the annual impairment testing for an asset is required, we make an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use, or VIU. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent from those of other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing the VIU, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining the fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. Impairment losses are recognized in our consolidated income statements.

For assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, we make an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation and amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in our consolidated income statements. After such reversal, the depreciation and amortization charges are adjusted in future years to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining economic useful life.

The following assets have specific characteristics for impairment testing:

Property and equipment, right-of-use, or ROU, assets, and intangible assets with finite useful lives

For property and equipment and ROU assets, we assess impairment on the basis of impairment indicators such as evidence of internal obsolescence or physical damage. For intangible assets with finite useful lives, we assess for impairment whenever there is an indication that the intangible assets may be impaired. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets, Note 9 – Property and Equipment, Note 10 – Leases and Note 14 – Goodwill and Intangible Assets for further disclosures relating to impairment of non-financial assets.

Investments in associates and joint ventures

We determine at the end of each reporting period whether there is any objective evidence that our investments in associates and joint ventures are impaired. If this is the case, the amount of impairment is calculated as the difference between the recoverable amount of the investments in associates and joint ventures, and its carrying amount. The amount of impairment loss is recognized in our consolidated income statements. See Note 11 – Investments in Associates and Joint Ventures for further disclosures relating to impairment of non-financial assets.

Goodwill

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU, or group of CGUs, to which the goodwill relates. When the recoverable amount of the CGU, or group of CGUs, is less than the carrying amount of the CGU, or group of CGUs, to which goodwill has been allocated, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets and Note 14 – Goodwill and Intangible Assets for further disclosures relating to impairment of non-financial assets.

Intangible asset with indefinite useful life

Intangible asset with indefinite useful life is not amortized but is tested for impairment annually either individually or at the CGU level, as appropriate. We calculate the amount of impairment as being the difference between the recoverable amount of the intangible asset or the CGU, and its carrying amount and recognize the amount of impairment in our consolidated income statements. Impairment losses relating to intangible assets can be reversed in future periods.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets and Note 14 – Goodwill and Intangible Assets for further disclosures relating to impairment of non-financial assets.

Fair Value Measurement

Fair Value Measurement

We measure financial instruments such as derivatives, financial assets at FVPL, assets classified as held-for-sale and
-financial assets such as investment properties and pension plan assets, at fair value at each reporting date. The fair values of investment properties are disclosed in Note 13 – Investment Properties. The fair values of the pension plan assets are disclosed in Note 25 – Pension and Other Employee Benefits. The fair values of financial instruments measured at amortized cost are disclosed in Note 27 – Financial Assets and Liabilities.

Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: (i) in the principal market for the asset or liability; or
(ii) in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to us.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

We use valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in our consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole: (i) Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities; (ii) Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and (iii) Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in our consolidated financial statements on a recurring basis, we determine whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

We determine the policies and procedures for both recurring fair value measurement, such as investment properties and unquoted FVPL financial assets, and for non-recurring measurement, such as assets held for distribution in discontinued operation.

External valuers are involved for valuation of significant assets, such as investment properties. Involvement of external valuers is decided upon annually. Selection criteria include market knowledge, reputation, independence and whether professional standards are maintained. At each reporting date, we analyze the movements in the values of assets and liabilities which are required to be remeasured or reassessed as per our accounting policies. For this analysis, we verify the major inputs applied in the latest valuation by agreeing the information in the valuation computation with the contracts and other relevant documents.

We, in conjunction with our external valuers, also compare the changes in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable. This includes a discussion of the major assumptions used in the valuations. For the purpose of fair value disclosures, we have determined the classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Revenues from Contracts with Customers

Revenues from contracts with customers

Our revenues are principally derived from providing the following telecommunications services: cellular voice, SMS and data services in the wireless business; and local exchange, international and national long distance, data and other network, and information and communications services in the fixed line business.

Services may be rendered separately or bundled with goods or other services. The specific recognition criteria are as follows:

i.
Single Performance Obligation (POB) Contracts

Postpaid service arrangements include fixed monthly charges (including excess of consumable fixed monthly service fees) generated from cellular voice, short messaging services, or SMS, and data services through the postpaid plans of Smart from local exchange services primarily through landline and related services, and from fixed line and other network services primarily through broadband and leased line services, which we recognize on a straight-line basis over the customer’s subscription period. Services provided to postpaid subscribers are billed throughout the month according to the billing cycles of subscribers. Services availed by subscribers in addition to these fixed fee arrangements are charged separately at their stand-alone selling prices and recognized as the additional service is provided or as availed by the subscribers.

Prepaid service revenues arise from the proceeds from over-the-air reloading channels and prepaid cards are initially recognized as contract liability and realized upon actual usage of the airtime value for voice, SMS, mobile data and other VAS, prepaid unlimited and bucket-priced SMS and call subscriptions, net of bonus credits from load packages purchased, such as free additional call minutes, SMS, data allocation or airtime load, or upon expiration, whichever comes earlier.

We also consider recognizing revenue from the expected expiry of airtime load in proportion to the pattern of rights exercised by the customer if we expect to be entitled to that expired amount. If we do not expect to be entitled to an expired amount based on historical experience with the customers, then we recognize the expected expired amount as revenue when the likelihood of the prepaid customer exercising its remaining rights becomes remote.

Interconnection fees and charges arising from the actual usage of airtime value or subscriptions are recorded as incurred.

Revenue from international and national long-distance calls carried via our network is generally based on rates which vary with distance. Revenue from both wireless and fixed line long distance calls are recognized as the service is provided. In general, non-refundable upfront fees, such as activation fees, that do not relate to the transfer of a promised good or service, are deferred and recognized as revenue throughout the estimated average customer relationship period, and the related incremental costs incurred are similarly deferred and recognized as expense over the same period, if such costs generate or enhance resources of the entity and are expected to be recovered.

Activation fees for both voice and data services are also considered as a single performance obligation together with monthly service fees, recognized over the estimated average customer relationship period.

ii.
Bundled Contracts

In revenue arrangements, which involve bundled sales of mobile devices and accessories (non-service component) and telecommunication services (service component), the total transaction price is allocated based on the relative stand-alone selling prices of each distinct performance obligation. Stand-alone selling price is the price at which we sell the good or service separately to a customer. However, if goods or services are not currently offered separately, we use the adjusted market or cost-plus margin method to determine the stand-alone selling price to be used in the transaction price allocation. We adjust the transaction price for the effects of the time value of money if the timing of the payment and delivery of goods or services do not coincide, effects of which are considered as containing a significant financing component.

Activation services and installation services for voice and data services that are not a distinct performance obligation are considered together with monthly voice and data services as a single performance obligation, recognized over the estimated average customer relationship period since the subscriber cannot benefit from the installation services on its own or together with other resources that are readily available to the subscriber. The related incremental costs are recognized in the same manner in our consolidated income statements, if such costs are expected to be recovered. On the other hand, custom-built installation services provided to data services subscribers are considered a distinct separate performance obligation and is recognized when services are rendered.

Revenues from the sale of non-service component are recognized at the point in time when the goods are delivered while revenues from telecommunication services component are recognized on a straight-line basis over the contract period when the services are provided to subscribers.

Significant Financing Component

The non-service component included in contracts with customers have significant financing components considering the period between the time of the transfer of control over the mobile device and the customer’s payment of the price of the mobile device, which is more than one year.

The transaction price for such contracts is determined by discounting the amount of promised consideration using the appropriate discount rate. We concluded that there is a significant financing component for those contracts where the customer elects to pay in arrears considering the length of time between the transfer of mobile device to the customer and the customer’s payment, as well as the prevailing interest rates in the market adjusted with customer credit spread.

Customer Loyalty Program

Through our customer loyalty program called Giga Points, points are earned through subscription of promo, purchase of load, and payment of bill for postpaid subscribers. Points are also earned through other activities such as daily login in the Smart App. These points can be used to redeem items such as giga promos, bill rebates, content subscription, discounts, exclusive tickets, and more.

Our contract with customers for revenue-related activity includes a promise to provide future telco services or rights to third-party services in the form of earning points. We consider these revenue-related earnings as performance obligation and the transaction price is allocated to each performance obligation. For earnings on non-revenue activity, we recognize a financial liability upon redemption of the points from third party partners.

We also offer PLDT Home Rewards. This customer loyalty program is available exclusively to active PLDT Home customers except for Home Biz and Corporate accounts which are not currently eligible for enrollment. Under this program, PLDT Home customers are granted points to incentivize customer-related activities. Points are earned thru enrollment, payment on time, upgrade, availment of VAS add-on etc.

iii.
International and Domestic Long Distance Contracts

Interconnection revenues for call termination, call transit and network usages are recognized in the period in which the traffic occurs. Revenues related to local, long distance, network-to-network, roaming and international call connection services are recognized when the call is placed, or connection is provided, and the equivalent amounts charged to us by other carriers are recorded under interconnection costs in our consolidated income statements. Inbound revenue and outbound charges are based on agreed transit and termination rates with other foreign and local carriers.

Variable consideration

We assessed that a variable consideration exists in certain interconnection agreements where there is a monthly aggregation period and the rates applied for the total monthly traffic will depend on the total traffic for the month. We also consider whether contracts with carriers contain volume commitment or tiering arrangements whereby the rate being charged will change upon meeting certain volume of traffic. We estimate the amount of variable consideration to which we are entitled and included in the transaction price some or all of the amount of variable consideration estimated arising from these agreements, unless the impact is not material.

iv.
Others

Revenues from VAS include streaming and downloading of games, music, video contents, loan services, messaging services, applications and other digital services which are only arranged for by us on behalf of third-party content providers. The amount of revenue recognized is net of content provider’s share in revenue. Revenue is recognized at a point in time upon service availment. We act as an agent for certain VAS arrangements.

Revenue from server hosting, co-location services and customer support services are recognized over the period that the services are performed.

Subscriber Contract Costs

Costs to obtain a contract with customers, such as commission, and costs to fulfill the contract, such as installation and Customer Premises Equipment (CPE) costs, are capitalized if we expect to recover those costs. These subscriber contract costs are stated at cost net of accumulated amortization and impairment losses. Subscriber contract costs are amortized on a systematic basis consistent with the pattern of transfer of goods and services to which the assets relates.

The amortization of costs to obtain and costs to fulfill are presented as part of general operating costs, and depreciation and amortization, respectively, in the consolidated income statements.

Impairment losses are recognized to the extent that the carrying amount of the subscriber contract costs exceed the net of (i) remaining amount of consideration that we expect to receive in exchange for the goods or services to which the asset relates, less (ii) any costs that relate directly to providing those goods or services that have not yet been recognized as expenses.

The disclosures of significant accounting judgments, estimates and assumptions relating to revenues from contracts with customers are provided in Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Identifying performance obligations.

Cost of Devices, Accessories and Contract-Specific Services

Cost of Devices, Accessories and Contract-Specific Services

Cost of devices and accessories

This refers to the cost of devices such as mobile handsets, phone units, and broadband and data modems sold to subscribers.

Cost of contract-specific services

This refers to the costs from third-party vendors that are directly identifiable and distinct to specific customer contracts where we are the principal, such as content, license, and maintenance/warranty costs. Costs not identifiable and distinct to specific customer contracts such as compensation and benefits, and equipment depreciation are excluded.

Retirement Benefits

Retirement Benefits

PLDT and certain of its subsidiaries are covered under Republic Act No. 7641 otherwise known as “The Philippine Retirement Law”.

Defined benefit pension plans

PLDT has separate and distinct retirement plans for itself and some of its Philippine-based operating subsidiaries, administered by the respective Funds’ Trustees, covering permanent employees. Retirement costs are separately determined using the projected unit credit method. This method reflects services rendered by employees to the date of valuation and incorporates assumptions concerning employees’ projected salaries.

Retirement costs consist of the following:

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Service cost;
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Net interest on the net defined benefit asset or obligation; and
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Remeasurements of net defined benefit asset or obligation.

Service cost (which includes current service costs, past service costs and gains or losses on curtailments and non-routine settlements) is recognized as part of “General operating costs – Compensation and employee benefits” account in our consolidated income statements. These amounts are calculated periodically by an independent qualified actuary.

Net interest on the net defined benefit asset or obligation is the change during the period in the net defined benefit asset or obligation that arises from the passage of time which is determined by applying the discount rate based on the government bonds to the net defined benefit asset or obligation. Remeasurements, comprising actuarial gains and losses, return on plan assets (excluding net interest on defined benefit obligation) and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income in the period in which they occur. Remeasurements are not classified to profit or loss in subsequent periods. Net defined benefit asset is recognized as part of “Prepayments, and other nonfinancial assets - net of current portion” and net defined benefit obligation is recognized as part of “Pension and other employee benefits” in our consolidated statements of financial position.

The net defined benefit asset or obligation comprises the present value of the defined benefit obligation (using a discount rate based on government bonds, as explained in Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating pension benefit costs and other employee benefits), net of the fair value of plan assets out of which the obligations are to be settled directly. Plan assets are assets held by a long-term employee benefit fund or qualifying insurance policies and are not available to our creditors nor can they be paid directly to us. Fair value is based on market price information and in the case of quoted securities, the published bid price and in the case of unquoted securities, the discounted cash flow using the income approach. The value of any defined benefit asset recognized is restricted to the asset ceiling which is the present value of any economic benefits available in the form of refunds from the plan or reductions in the future contributions to the plan. See Note 25 – Pension and Other Employee Benefits – Defined Benefit Pension Plans for more details.

Defined contribution plans

Smart and certain subsidiaries maintain a defined contribution plan that covers all regular full-time employees under which it pays fixed contributions based on the employees’ monthly salaries and provide for qualified employees to receive a defined benefit minimum guarantee. The defined benefit minimum guarantee is equivalent to a certain percentage of the monthly salary payable to an employee at normal retirement age with the required credited years of service based on the provisions of Republic Act No. 7641.

Accordingly, Smart and certain subsidiaries account for its obligation under the higher of the defined benefit obligation related to the minimum guarantee and the obligation arising from the defined contribution plan.

For the defined benefit minimum guarantee plan, the liability is determined based on the present value of the excess of the projected defined benefit obligation over the projected defined contribution obligation at the end of the reporting period. The defined benefit obligation is calculated annually by a qualified independent actuary using the projected unit credit method. Smart and certain subsidiaries determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense (income) and other expenses (income) related to the defined benefit plan are recognized in our consolidated income statements.

Remeasurements, comprising actuarial gains and losses, return on plan assets (excluding amounts included in net interest), and any change in the effect of the asset ceiling, are recognized immediately in other comprehensive income in the period in which they occur.

The defined contribution liability, on the other hand, is measured at the fair value of the defined contribution assets upon which the defined contribution benefits depend, with an adjustment for margin on asset returns, if any, where this is reflected in the defined contribution benefits.

When the benefits of the plan are changed or when the plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in our profit or loss. Gains or losses on the settlement of the defined benefit plan are recognized when the settlement occurs. See Note 25 – Pension and Other Employee Benefits – Defined Contribution Plans for more details.

Employee benefit costs include current service cost, past service cost, and net interest on the net defined benefit obligation, which are recognized in profit or loss. Remeasurements of the net defined benefit obligation, including actuarial gains and losses, are recognized immediately in other comprehensive income.

The long-term employee benefit liability comprises the present value of the defined benefit obligation (using a discount rate based on government bonds) at the end of the reporting period and is determined using the projected unit credit method. See Note 25 – Pension and Other Employee Benefits – Other Long-term Employee Benefits for more details.

Leases

Leases

We assess at contract inception whether the contract is, or contains, a lease that is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration.

As a Lessee. We apply a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. We recognize lease liabilities to make lease payments and ROU assets representing the right to use the underlying assets.

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ROU assets

We recognize ROU assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). ROU assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless it is reasonably certain that we obtain ownership of the leased asset at the end of the lease term, the recognized ROU assets are depreciated on a straight-line basis over the shorter of its estimated useful life, or EUL, and the lease term. ROU assets are subject to impairment. Refer to the accounting policies in impairment of non-financial assets section.

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Lease liabilities

At the commencement date of the lease, we recognize lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option if reasonably certain to be exercised and payments of penalties for terminating a lease, if the lease term reflects exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, we use the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

As a Lessor. Leases in which we do not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is accounted for on a straight-line basis over the lease term and is included in revenue in our consolidated income statements due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term as rental income.

Sale and Leaseback. If we transfer an asset to another entity (the buyer-lessor) and lease that asset back from the buyer-lessor, we account for the transfer contract and the lease by applying the requirements of IFRS 16. We first apply the requirements for determining when a performance obligation is satisfied in IFRS 15 to determine whether the transfer of an asset is accounted for as a sale of that asset.

For transfer of an asset that satisfies the requirements of IFRS 15 to be accounted for as a sale of the asset, we measure the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained by us. Accordingly, we recognize only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.

If the transfer of an asset does not satisfy the requirements of IFRS 15 to be accounted for as a sale of the asset, we continue to recognize the transferred asset and recognize a financial liability equal to the transfer proceeds. We account for the financial liability applying IFRS 9.

Income Taxes

Income Taxes

Current income tax

Current income tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted as at the end of the reporting period where we operate and generate taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in our consolidated income statements. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax

Deferred income tax is provided using the balance sheet liability method on all temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the end of reporting period.

Deferred tax liabilities are recognized for all taxable temporary differences, except (a) where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting income nor taxable income or loss; and (b) in respect of taxable temporary differences associated with investments in subsidiaries, associates and interest in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax, however, is not recognized when (a) it arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting income nor taxable income or loss; and (b) in respect of deductible temporary differences associated with investments in subsidiaries, associates and interest in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax assets to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized, or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the end of each reporting period.

Contingencies

Contingencies

Contingent liabilities are not recognized in our consolidated financial statements. Unless the possibility of an outflow of resources embodying economic benefits is probable and measurable, they are disclosed in the notes to our consolidated financial statements. On the other hand, contingent assets are not recognized in our consolidated financial statements but are disclosed in the notes to our consolidated financial statements when an inflow of economic benefits is probable.

Segment Information

Segment Information

PLDT and its subsidiaries are organized into three business segments. Such business segments are the bases upon which we report our primary segment information. Financial information on business segments is presented in Note 4 – Operating Segment Information.

Events After the End of the Reporting Period

Events After the End of the Reporting Period

Post reporting period events up to the date of approval of the Board of Directors that provide additional information about our financial position at the end of the reporting period (adjusting events) are reflected in our consolidated financial statements. Post reporting period events that are classified as non-adjusting events are disclosed in the notes to our consolidated financial statements when material.

Equity

Equity

Preferred and common stocks are measured at par value for all shares issued. Incremental costs incurred directly attributable to the issuance of new shares are shown in equity as a deduction from proceeds, net of tax. Proceeds and/or fair value of considerations received in excess of par value are recognized as capital in excess of par value in our consolidated statements of changes in equity and consolidated statements of financial position.

Treasury stocks are our own equity instruments which are reacquired and recognized at cost and presented as reduction in equity. No gain or loss is recognized in our consolidated income statements on the purchase, sale, reissuance or cancellation of our own equity instruments. Any difference between the carrying amount and the consideration upon reissuance or cancellation of shares is recognized as capital in excess of par value in our consolidated statements of changes in equity and consolidated statements of financial position.

Change in the ownership interest of a subsidiary, without loss of control, is accounted for as an equity transaction and any difference between the amount by which the NCI is adjusted and the fair value of the consideration paid or received is recognized directly in equity attributable to the owners of the parent in the consolidated statement of changes in equity.

Retained earnings represent our net accumulated earnings less cumulative dividends declared.

Other comprehensive income comprises of income and expenses, including reclassification adjustments, that are not recognized in our consolidated income statements as required or permitted by IFRS Accounting Standards.

Standards Issued But Not Yet Effective

Standards Issued But Not Yet Effective

Pronouncements issued but not yet effective are listed below. The PLDT Group intends to adopt the following pronouncements when they become effective. Unless otherwise indicated, adoption of these pronouncements is not expected to have a material impact on the PLDT Group’s consolidated financial statements.

Effective beginning on or after January 1, 2026

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Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 26 and IAS 37, Disclosures about Uncertainties in the Financial Statements
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Amendments to IFRS 9 and IFRS 7, Classification and Measurement of Financial Instruments
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Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity
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Annual Improvements to IFRS Accounting Standards—Volume 11
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Amendments to IFRS 1, Hedge Accounting by a First-time Adopter
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Amendments to IFRS 7, Gain or Loss on Derecognition
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Amendments to IFRS 9, Lessee Derecognition of Lease Liabilities and Transaction Price
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Amendments to IFRS 10, Determination of a ‘De Facto Agent’
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Amendments to IAS 7, Cost Method

Effective beginning on or after January 1, 2027

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IFRS 18, Presentation and Disclosure in Financial Statements

The standard replaces IAS 1, Presentation of Financial Statements, introducing new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.

In addition, narrow-scope amendments have been made to IAS 7, Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

PLDT Group is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements. The initial expected material impacts on PLDT Group’s financial statements are, as follows:

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Change in fair value of investment properties and share in profit or loss of associates and joint ventures will be classified in the investing category within the statement of profit or loss.
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Foreign exchange difference will be classified in the same category where the related income and expense from the item giving rising to the foreign exchange difference.
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New disclosure will be added: (a) management-defined performance measures; and (b) a reconciliation for each line item in the statement of profit or loss between the restated amounts presented applying IFRS 18 and the amounts previously presented applying IAS 1.
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Interest received and interest paid will be classified in the investing activities and financing activities, respectively, on the statement of cash flows.
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IFRS 19, Subsidiaries without Public Accountability
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Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency

Deferred effectivity

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Amendments to IFRS 10, Consolidated Financial Statements, and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture